39. Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Summary of Balances of Significant Transactions

The balances of significant transactions are set out in the following table:

		12.31.2020		12.31.2019

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	196	39	224	47
Natural Gas Transportation Companies	74	191	150	717
State-controlled gas distributors (joint ventures)	225	68	338	104
Petrochemical companies (associates)	17	9	47	29
Other associates and joint ventures	152	120	35	203
Subtotal	664	427	794	1,100
Brazilian government – Parent and its controlled entities
Government bonds	1,632	-	1,580	-
Banks controlled by the Brazilian Government	7,676	3,707	8,584	4,904
Receivables from the Electricity sector (note 14.1)	205	−	334	−
Petroleum and alcohol account - receivables from the Brazilian Government (note 14.1)	482	-	304	-
Brazilian Federal Government - dividends	2	−	−	417
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	-	−	−	20
Others	38	47	45	43
Subtotal	10,035	3,754	10,847	5,384
Pension plans	52	65	60	110
Total	10,751	4,246	11,701	6,594
Current	2,663	1,225	2,849	1,904
Non-Current	8,088	3,021	8,852	4,690
Total	10,751	4,246	11,701	6,594

The income/expenses of significant transactions are set out in the following table:

	2020	2019	2018
Joint ventures and associates
Petrobras Distribuidora (BR)	11,038	7,242	−
Natural Gas Transportation Companies	(1,478)	(1,858)	(932)
State-controlled gas distributors (joint ventures)	1,723	2,812	2,306
Petrochemical companies (associates)	2,769	2,926	3,762
Other associates and joint ventures	265	208	36
Subtotal	14,317	11,330	5,172
Brazilian government – Parent and its controlled entities
Government bonds	41	107	109
Banks controlled by the Brazilian Government	(456)	(652)	(902)
Receivables from the Electricity sector (note 14.1)	72	300	1,713
Petroleum and alcohol account - receivables from the Brazilian Government (note 14.1)	235	8	92
Diesel Price Subsidy Program	−	−	1,559
Brazilian Federal Government - dividends	(4)	(4)	3
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(135)	(110)	(461)
Others	(15)	(130)	144
Subtotal	(262)	(482)	2,257
Pension plans	(177)	−	−
Total	13,878	10,848	7,429
Revenues, mainly sales revenues	16,202	13,748	8,733
Purchases and services	(2,074)	(2,591)	(2,239)
Income (expenses)	(93)	−	−
Foreign exchange and inflation indexation charges, net	(102)	(395)	(316)
Finance income (expenses), net	(55)	87	1,251
Total	13,878	10,848	7,429
(*) It includes TAG results until July 2020, when the Company entered into an agreement for the sale of its remaining interest (note 24.2)

Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers

The compensation of employees (including those occupying managerial positions) and officers in December 2020 and December 2019 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	2020	2019
Lowest compensation	708	928
Average compensation	3,814	4,985
Highest compensation	19,939	26,602
Compensation of highest paid Petrobras officer	20,700	28,038

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

		2020			2019
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	2.0	0.1	2.1	2.9	0.3	3.2
Social security and other employee-related taxes	0.5	-	0.5	1.0	-	1.0
Post-employment benefits (pension plan)	0.1	-	0.1	0.4	-	0.4
Variable compensation	−	-	−	2.8	-	2.8
Benefits due to termination of tenure	0.1	-	0.1	0.4	-	0.4
Total compensation recognized in the statement of income	2.7	0.1	2.8	7.5	0.3	7.8
Total compensation paid	2.7	-	2.7	6.0	-	6.0
Average number of members in the period (*)	9.00	9.44	18.44	7.67	9.75	17.42
Average number of paid members in the period (**)	9.00	4.33	13.33	7.67	5.00	12.67

(*) Monthly average number of members.
(**) Monthly average number of paid members.